Loan Receivable - Schedule of Loan Agreement (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Agreement [Line Items]
Loan Receivable		$ 955,022	$ 593,232
Loan to Cellen Life Sciences Limited [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable		503,493
Loan to an arm’s length party [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable		83,357
Loan to First Towers & Fiber Corp. [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable		352,953
Advances to Halo [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable		$ 15,219